Consolidated Statements of Changes in Shareholders' Investment - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Oct. 25, 2015	Jan. 25, 2015	Oct. 26, 2014	Jan. 26, 2014	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Increase (Decrease) in Shareholders' Investment
Balance		$ 3,612,056		$ 3,316,579	$ 3,612,056	$ 3,316,579	$ 2,824,925
Net earnings	$ 187,443	172,430	$ 171,848	154,458	687,264	606,026	530,076
Other comprehensive income (loss)					(18,592)	(58,496)	174,559
Purchases of common stock					(24,928)	(58,937)	(70,819)
Stock-based compensation expense					15,717	14,393	17,596
Exercise of stock options/nonvested shares					9,555	6,103	24,024
Purchase of additional ownership from noncontrolling interest					(14,035)
Distribution to noncontrolling interest					(1,581)	(2,500)	(4,000)
Declared cash dividends - $1.00, $0.80 and $0.68 per share for the years ended October 25, 2015, October 26, 2014 and October 27, 2013, respectively					(264,063)	(211,112)	(179,782)
Balance	4,001,393		3,612,056		4,001,393	3,612,056	3,316,579
Common Stock
Increase (Decrease) in Shareholders' Investment
Balance		$ 7,724		$ 7,725	$ 7,724	$ 7,725	$ 7,707
Balance (in shares)		263,613		263,658	263,613	263,658	263,044
Stock-based compensation expense					$ 1	$ 1
Exercise of stock options/nonvested shares					$ 28	$ 35	$ 69
Exercise of stock options/nonvested shares, shares					993	1,212	2,359
Shares retired					$ (12)	$ (37)	$ (51)
Shares retired, shares					(400)	(1,257)	(1,745)
Balance	$ 7,741		$ 7,724		$ 7,741	$ 7,724	$ 7,725
Balance (in shares)	264,206		263,613		264,206	263,613	263,658
Treasury Stock
Increase (Decrease) in Shareholders' Investment
Purchases of common stock					$ (24,928)	$ (58,937)	$ (70,819)
Purchases of common stock, shares					(400)	(1,257)	(1,745)
Shares retired					$ 24,928	$ 58,937	$ 70,819
Shares retired, shares					400	1,257	1,745
Additional Paid-in Capital
Increase (Decrease) in Shareholders' Investment
Stock-based compensation expense					$ 15,716	$ 14,392	$ 17,596
Exercise of stock options/nonvested shares					9,527	6,068	23,955
Shares retired					(13,362)	(20,460)	(41,551)
Purchase of additional ownership from noncontrolling interest					(11,881)
Retained Earnings
Increase (Decrease) in Shareholders' Investment
Balance		$ 3,805,654		$ 3,452,529	3,805,654	3,452,529	3,135,317
Net earnings					686,088	602,677	526,211
Shares retired					(11,554)	(38,440)	(29,217)
Declared cash dividends - $1.00, $0.80 and $0.68 per share for the years ended October 25, 2015, October 26, 2014 and October 27, 2013, respectively					(264,063)	(211,112)	(179,782)
Balance	$ 4,216,125		$ 3,805,654		4,216,125	3,805,654	3,452,529
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Shareholders' Investment
Balance		(207,700)		(149,214)	(207,700)	(149,214)	(323,569)
Other comprehensive income (loss)					(18,363)	(58,486)	174,355
Purchase of additional ownership from noncontrolling interest					395
Balance	(225,668)		(207,700)		(225,668)	(207,700)	(149,214)
Non-controlling Interest
Increase (Decrease) in Shareholders' Investment
Balance		$ 6,378		$ 5,539	6,378	5,539	5,470
Net earnings					1,176	3,349	3,865
Other comprehensive income (loss)					(229)	(10)	204
Purchase of additional ownership from noncontrolling interest					(2,549)
Distribution to noncontrolling interest					(1,581)	(2,500)	(4,000)
Balance	$ 3,195		$ 6,378		$ 3,195	$ 6,378	$ 5,539